Non-Controlling Interests - Schedule of Material Non-Controlling Interests (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)			RM 400	RM 94,158
Profit/(loss) allocated to NCI (RM)			310,846	1,702,468
Total comprehensive income/(loss) allocated to NCI (RM)			RM 310,846	RM 1,702,468
ARB Lab [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400		RM 400
Profit/(loss) allocated to NCI (RM)
Total comprehensive income/(loss) allocated to NCI (RM)
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
Profit/(loss) allocated to NCI (RM)			(1,775)
Total comprehensive income/(loss) allocated to NCI (RM)			RM (1,775)
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
Profit/(loss) allocated to NCI (RM)			312,621
Total comprehensive income/(loss) allocated to NCI (RM)			RM 312,621
ARB Robotic Group [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
Profit/(loss) allocated to NCI (RM)				1,716,222
Total comprehensive income/(loss) allocated to NCI (RM)				RM 1,716,222
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)				49.00%
Carrying amount of NCI (RM)				RM 105,068
Profit/(loss) allocated to NCI (RM)				1,695
Total comprehensive income/(loss) allocated to NCI (RM)				RM 1,695
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)				49.00%
Carrying amount of NCI (RM)				RM (12,310)
Profit/(loss) allocated to NCI (RM)				(15,448)
Total comprehensive income/(loss) allocated to NCI (RM)				RM (15,448)
Other Individually Immaterial Subsidiaries [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)				RM 1,400
Profit/(loss) allocated to NCI (RM)				(1)
Total comprehensive income/(loss) allocated to NCI (RM)				RM (1)